Income Tax	3 Months Ended
Dec. 31, 2023
Disclosure of income tax [abstract]
Income Tax

16. INCOME TAX

The Group determined the reporting periods’ income tax expense based on an estimate of the annual effective income tax rate in the respective countries applied to the pre-tax result before the tax effect of any discrete items of this reporting period. The major components of income tax expenses are as follows:

	Three months ended December 31,
(In thousands of Euros)	2023	2022
Current income taxes	(4,610)	(4,648)
Deferred income taxes	(2,064)	6,322
Income tax expense	(6,674)	1,674

The Group estimates the income tax rate for the year ending September 30, 2024 will be 34.4% (and it was 34.6% for the year ended September 30, 2023). The effective tax rate for the period ended December 31, 2023, was impacted by personnel expenses resulting from the management investment plan described in Note 18 – Share-based compensation that are treated as non-deductible for income tax purposes.

For details on the TRA please refer to Note 12 - Tax Receivable Agreement (TRA).